Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Deutsche Bank Securities Inc. 60 Wall Street New York, New York 10005

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Deutsche Bank Securities Inc. (the “Company”) and Deutsche Mortgage & Asset Receiving Corporation, German American Capital Corporation, LoanCore Capital Markets LLC, Jefferies LLC, Citi Real Estate Funding Inc., Citigroup Global Markets Inc., JPMorgan Chase Bank, National Association, J.P. Morgan Securities LLC and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of COMM 2018-COR3 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-COR3.

The Company is responsible for the information provided to us, including the information set forth in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 26, 2018, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 24 mortgage loans contributed by LoanCore Capital Markets LLC (“LCM”) that are secured by 27 mortgaged properties (the “LCM Loans”), (ii) 4 mortgage loans contributed by German American Capital Corporation (“GACC”) that are secured by 4 mortgaged properties (the “GACC Loans”), (iii) 2 mortgage loans co-contributed by LCM and GACC that are secured by 2 mortgaged properties (the “LCM/GACC Loans”), (iv) 8 mortgage loans contributed by Citi Real Estate Funding Inc. (“CREFI”) that are secured by 8 mortgaged properties (the “CREFI Loans”) and (v) 3 mortgage loans contributed by JPMorgan Chase Bank, National Association (“JPMCB”) that are secured by 3 mortgaged properties (the “JPMCB Loans”).

Together, LCM, GACC, CREFI and JPMCB are referred to herein as the “Mortgage Loan Sellers” and the LCM Loans, GACC Loans, LCM/GACC Loans, CREFI Loans and JPMCB Loans are collectively referred to herein as the “Mortgage Loans.”

From March 23, 2018 through April 26, 2018, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations on Appendix A or those identified as “None”) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Characteristics relating to the Mortgage Loans with related Source Documents that were not provided to us by representatives of the respective Mortgage Loan Seller (the “Missing Source Documents”), as set forth on the attached Appendix B.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 26, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Promissory note splitters or amended senior promissory notes (the “Note Splitter”);

Draft promissory note splitter (the “Draft Note Splitter”);

Subordinate loan agreements, subordinate promissory notes or b-notes (collectively, the “Subordinate Loan Document”);

Amended subordinate promissory notes or amended subordinate loan agreements (collectively, the “Amended B-Note”);

Mezzanine loan agreements or mezzanine promissory notes (collectively, the “Mezzanine Loan Agreement”);

Guaranty agreements or environmental indemnity agreements (the “Guaranty”);

Cash management agreements, lockbox agreements, deposit account control agreements and/or the restricted account agreements (collectively, the “Cash Management Agreement”);

Management agreements or assignment of management agreements (collectively, the “Management Agreement”);

Tenants in common agreements (the “TIC Agreement”)’;

Closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Hotel franchise agreements (the “Franchise Agreement”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

Appendix A

Phase I environmental reports (the “Phase I Report”);

Phase II environmental reports (the “Phase II Report”);

Seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property hazard and liability insurance certificates or environmental insurance policies (collectively, the “Insurance Certificate”);

Letter of credits (the “Letter of Credit”);

Trepp® website – www.trepp.com (the “Trepp Screenshot”);

Bloomberg Financial Markets on-line data retrieval service (the “Bloomberg Screenshot”); and

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “Edgar ABS XML Technical Specification”).

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Appendix A

Number	Characteristic on Data File	Source Document
1	Loan Number	None - Mortgage Loan Seller Provided
2	Property Flag	Appraisal Report/Loan Agreement
3	Mortgage Loan Originator	Loan Agreement
4	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
5	Properties per Loan	Appraisal Report/Loan Agreement
6	Property Name	None - Mortgage Loan Seller Provided
7	Address	Appraisal Report/Engineering Report
8	City	Appraisal Report/Engineering Report
9	County	Appraisal Report/Engineering Report/USPS
10	State	Appraisal Report/Engineering Report
11	Zip Code	Appraisal Report/Engineering Report/USPS
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report
14	Year Built	Appraisal Report/Engineering Report
15	Year Renovated	Appraisal Report/Engineering Report
16	Units/Rentable Square Ft.	Rent Roll
17	Primary Unit of Measure	Rent Roll
18	Cut-off Balance per Unit	Calculation –see procedure below
19	Original Balance	Loan Agreement/Note Splitter/Draft Note Splitter [1]
20	Cut-off Date	None - Mortgage Loan Seller Provided
21	Cut-off Balance	Calculation –see procedure below
22	% of Total Cut-off Date Pool Balance	Calculation –see procedure below
23	Loan Level Roll Cut-off Balance	Calculation –see procedure below
24	LTV at Cut-off	Calculation –see procedure below
25	Maturity Balance	Calculation –see procedure below
26	LTV at Maturity	Calculation –see procedure below
27	U/W NOI Debt Yield	Calculation –see procedure below
28	U/W NCF Debt Yield	Calculation –see procedure below
29	NOI Debt Yield at Maturity	Calculation –see procedure below
30	NCF Debt Yield at Maturity	Calculation –see procedure below
31	Appraisal Value	Appraisal Report
32	Date of Valuation	Appraisal Report
33	Appraiser Designation	Appraisal Report
34	Appraisal Value As Is / Stabilized	Appraisal Report
35	“As is” Appraisal Value	Appraisal Report
36	“As is” Date of Valuation	Appraisal Report
37	“As is” Cut-off Date LTV	Calculation –see procedure below

1 With respect to the Mortgage Loan identified on the Data File as “Lehigh Valley Mall” we were instructed by representatives of the related Mortgage Loan Seller to compare the Original Balance to the Draft Note Splitter.

Appendix A

Number	Characteristic on Data File	Source Document
38	Reserve Adjusted Loan Amount	Loan Agreement
39	Unadjusted LTV at Cut-off	None – we did not observe any Reserve Adjusted Loan Amount
40	Unadjusted Maturity Date LTV Ratio	None – we did not observe any Reserve Adjusted Loan Amount
41	Unadjusted U/W NOI Debt Yield	None – we did not observe any Reserve Adjusted Loan Amount
42	Unadjusted U/W NCF Debt Yield	None – we did not observe any Reserve Adjusted Loan Amount
43	FIRREA Eligible (Yes/No)	Appraisal Report
44	Note Date	Loan Agreement
45	First Payment Date	Loan Agreement
46	Interest Rate	Loan Agreement/Note Splitter
47	Interest Calculation (30/360 / Actual/360)	Loan Agreement
48	Monthly Debt Service Payment (Initial)	Calculation –see procedure below
49	Monthly Debt Service Payment (After IO)	Calculation –see procedure below
50	Grace Period (Default)	Loan Agreement
51	Grace Period (Late Fee)	Loan Agreement
52	Payment Day	Loan Agreement
53	Original Amort. Term (Months)	Calculation –see procedure below
54	Original Balloon Term (Months)	Calculation –see procedure below
55	Original Interest Only Period (Months)	Loan Agreement
56	Seasoning as of Cut-off Date (Months)	Calculation –see procedure below
57	Remaining Term to Amortization (Months)	Calculation –see procedure below
58	Remaining Term to Maturity (Months)	Calculation –see procedure below
59	Rem IO Period	Calculation –see procedure below
60	Maturity/ARD Date	Loan Agreement
61	ARD (Yes/No)	Loan Agreement
62	Final Maturity Date	Loan Agreement
63	LockBox Type	Loan Agreement/Cash Management Agreement
64	Cash Management	Loan Agreement/Cash Management Agreement
65	Excess Cash Trap Trigger	Loan Agreement/Cash Management Agreement
66	Prepayment Provision	Loan Agreement
67	Lockout Expiration Date	Loan Agreement
68	Prepayment / Defeasance Begin Date	Loan Agreement
69	Prepayment / Defeasance End Date	Loan Agreement
70	Prepayment Type	Loan Agreement
71	Amortization Type	Loan Agreement
72	Lien Position	Title Policy
73	Ownership Interest	Title Policy
74	Ground Lease Expiration Date	Ground Lease/Appraisal Report

Appendix A

Number	Characteristic on Data File	Source Document
75	Ground Lease Extension Options	Ground Lease/Appraisal Report
76	Annual Ground Lease Payment ($)	Ground Lease/Appraisal Report
77	Cross-Collateralized (Yes/No)	Loan Agreement
78	Pari Passu Controlling Note (Yes/No/NAP)	None – Mortgage Loan Seller Provided
79	Non-Trust Pari Passu Original Balance	Loan Agreement/Note Splitter/Draft Note Splitter [2]
80	Non-Trust Pari Passu Cut-off Date Balance	Calculation –see procedure below
81	Non-Trust Pari Passu Balloon Balance	Calculation –see procedure below
82	Non-Trust Pari Passu Monthly Debt Service Payment (Initial)	Calculation –see procedure below
83	Non-Trust Pari Passu Monthly Debt Service Payment (After IO)	Calculation –see procedure below
84	Existing Additional Sub Debt (Yes/No)	Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement
85	Existing Additional Sub Debt Amount	Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement/Amended B-Note
86	Existing Additional Sub Debt Description	Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement
87	Total Debt Cut-off Balance per Unit	Calculation –see procedure below
88	Total Debt Balance per Unit at Maturity	Calculation –see procedure below
89	Total Debt LTV at Cut-off	Calculation –see procedure below
90	Total Debt LTV at Maturity	Calculation –see procedure below
91	Total Debt U/W NOI Debt Yield	Calculation –see procedure below
92	Total Debt U/W NCF Debt Yield	Calculation –see procedure below
93	Total Debt NOI Debt Yield at Maturity	Calculation –see procedure below
94	Total Debt NCF Debt Yield at Maturity	Calculation –see procedure below
95	Total Debt UW NOI DSCR (After IO Period)	Calculation –see procedure below
96	Total Debt UW NCF DSCR (After IO Period)	Calculation –see procedure below
97	Future Debt Permitted (Yes/No)	Loan Agreement
98	Future Debt Permitted Type	Loan Agreement
99	Future Debt Description	Loan Agreement
100	Partial Prepay or Release Allowed (Yes/No)	Loan Agreement
101	Partial Prepayment or Release Description	Loan Agreement
102	Substitution Allowed (Yes/No)	Loan Agreement
103	Substitution Description	Loan Agreement
104	Third Most Recent Occupancy	Rent Roll
105	Third Most Recent Occupancy Date	Rent Roll
106	Second Most Recent Occupancy	Rent Roll
107	Second Most Recent Occupancy Date	Rent Roll
108	Most Recent Physical Occupancy	Rent Roll

2 With respect to the Mortgage Loan identified on the Data File as “Lehigh Valley Mall” we were instructed by representatives of the related Mortgage Loan Seller to compare the Non-Trust Pari Passu Original Balance to the Draft Note Splitter.

Appendix A

Number	Characteristic on Data File	Source Document
109	Most Recent Rent Roll/Census Date	Rent Roll
110	Major Tenant Name # 1	Rent Roll
111	Major Tenant Sq. Ft. # 1	Rent Roll
112	Major Tenant Lease Expiration Date # 1	Rent Roll
113	Major % of Sq. Ft. # 1	Calculation –see procedure below
114	Major Tenant Name # 2	Rent Roll
115	Major Tenant Sq. Ft. # 2	Rent Roll
116	Major Tenant Lease Expiration Date # 2	Rent Roll
117	Major % of Sq. Ft. # 2	Calculation –see procedure below
118	Major Tenant Name # 3	Rent Roll
119	Major Tenant Sq. Ft. # 3	Rent Roll
120	Major Tenant Lease Expiration Date # 3	Rent Roll
121	Major % of Sq. Ft. # 3	Calculation –see procedure below
122	Major Tenant Name # 4	Rent Roll
123	Major Tenant Sq. Ft. # 4	Rent Roll
124	Major Tenant Lease Expiration Date # 4	Rent Roll
125	Major % of Sq. Ft. # 4	Calculation –see procedure below
126	Major Tenant Name # 5	Rent Roll
127	Major Tenant Sq. Ft. # 5	Rent Roll
128	Major Tenant Lease Expiration Date # 5	Rent Roll
129	Major % of Sq. Ft. # 5	Calculation –see procedure below
130	Most Recent # of Months	Underwritten Financial Summary Report
131	Most Recent Operating Statement Date	Underwritten Financial Summary Report
132	Most Recent EGI	Underwritten Financial Summary Report
133	Most Recent Expenses	Underwritten Financial Summary Report
134	Most Recent NOI	Underwritten Financial Summary Report
135	Most Recent Capital Items	Underwritten Financial Summary Report
136	Most Recent NCF	Underwritten Financial Summary Report
137	Second Most Recent Operating Statement Date	Underwritten Financial Summary Report
138	Second Most Recent EGI	Underwritten Financial Summary Report
139	Second Most Recent Expenses	Underwritten Financial Summary Report
140	Second Most Recent NOI	Underwritten Financial Summary Report
141	Second Most Recent Capital Items	Underwritten Financial Summary Report
142	Second Most Recent NCF	Underwritten Financial Summary Report
143	Third Most Recent Operating Statement Date	Underwritten Financial Summary Report
144	Third Most Recent EGI	Underwritten Financial Summary Report
145	Third Most Recent Expenses	Underwritten Financial Summary Report
146	Third Most Recent NOI	Underwritten Financial Summary Report
147	Third Most Recent Capital Items	Underwritten Financial Summary Report

Appendix A

Number	Characteristic on Data File	Source Document
148	Third Most Recent NCF	Underwritten Financial Summary Report
149	UW NCF DSCR (Current)	Calculation –see procedure below
150	UW NCF DSCR (After IO Period)	Calculation –see procedure below
151	UW NOI DSCR (Current)	Calculation –see procedure below
152	UW NOI DSCR (After IO Period)	Calculation –see procedure below
153	UW Revenues	Underwritten Financial Summary Report
154	UW EGI	Underwritten Financial Summary Report
155	UW Expenses	Underwritten Financial Summary Report
156	UW NOI	Underwritten Financial Summary Report
157	UW Replacement Reserves	Underwritten Financial Summary Report
158	UW TI/LC	Underwritten Financial Summary Report
159	UW NCF	Underwritten Financial Summary Report
160	UW Vacancy	Underwritten Financial Summary Report
161	ADR ($)	Underwritten Financial Summary Report
162	RevPAR ($)	Underwritten Financial Summary Report
163	Replacement Reserve taken at Closing	Closing Statement/Loan Agreement
164	Monthly Replacement Reserve	Closing Statement/Loan Agreement
165	Replacement Reserve Cap	Loan Agreement
166	Replacement Reserve Springing Condition	Loan Agreement
167	Replacement Reserve Interest To Borrower	Loan Agreement
168	TI/LC taken at Closing	Closing Statement/Loan Agreement
169	Monthly TI/LC	Closing Statement/Loan Agreement
170	TI/LC Reserve Cap	Loan Agreement
171	TI/LC Reserve Springing Condition	Loan Agreement
172	TI/LC Reserve Interest To Borrower	Loan Agreement
173	Tax at Closing	Closing Statement/Loan Agreement
174	Monthly Tax Constant / Escrow	Closing Statement/Loan Agreement
175	Tax Reserve Springing Condition	Loan Agreement
176	Tax Reserve Interest To Borrower	Loan Agreement
177	Insurance at Closing	Closing Statement/Loan Agreement
178	Monthly Insurance Constant / Escrow	Closing Statement/Loan Agreement
179	Insurance Reserve Springing Condition	Loan Agreement
180	Insurance Reserve Interest To Borrower	Loan Agreement
181	Engineering Reserve taken at Closing	Closing Statement/Loan Agreement
182	Engineering Reserve Interest to Borrower	Loan Agreement
183	Confirm Required Repairs are escrowed at 125% (Yes/No/NAP)	Loan Agreement/Engineering Report
184	Other Reserve at Closing	Closing Statement/Loan Agreement
185	Monthly Other Reserve	Closing Statement/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
186	Description Other Reserve	Closing Statement/Loan Agreement
187	Other Reserve Cap	Loan Agreement
188	Other Reserve Springing Condition	Loan Agreement
189	Other Reserve Interest to Borrower	Loan Agreement
190	Borrower	Loan Agreement
191	Related Principal (Yes/No)	Guaranty/ASR
192	Owner Occupancy > 5% (Yes/No)	None - Mortgage Loan Seller Provided
193	Sponsor	Loan Agreement/Guaranty/ASR
194	Earthquake Insurance (Y/N)	Insurance Certificate
195	Terrorism Insurance (Y/N)	Insurance Certificate
196	Windstorm Insurance (Y/N)	Insurance Certificate
197	Environmental Insurance (Y/N)	Insurance Certificate
198	Date of Engineering Report	Engineering Report
199	Date of Phase I Report	Phase I Report
200	Date of Phase II Report (if applicable)	Phase II Report
201	Date of Seismic Report	Seismic Report/Engineering Report
202	PML/SEL (%)	Seismic Report/Engineering Report
203	Franchise Flag	Franchise Agreement
204	Franchise Agreement Expiration Date	Franchise Agreement
205	SPE	Loan Agreement
206	Independent Director (Yes/No)	Loan Agreement
207	Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
208	Single Tenant (Yes/No)	Rent Roll
209	Guarantor	Guaranty
210	Property Manager	Management Agreement/Loan Agreement
211	TIC	TIC Agreement/Loan Agreement
212	Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement
213	Loan Purpose	Closing Statement/ASR
214	Previous Securitization	Bloomberg Screenshot/Trepp Screenshot
215	Assumption Fee	Loan Agreement
216	Letter of Credit	Letter of Credit/Loan Agreement
217	Earnout/Holdback (Yes/No)	Loan Agreement
218	Earnout/Holdback Description	Loan Agreement
219	Total Administrative Fee	Calculation –see procedure below
220	Sub Serviced (Y/N)	None - Mortgage Loan Seller Provided
221	Sub Servicer Name	None - Mortgage Loan Seller Provided
222	Sub Servicer Cashiering	None - Mortgage Loan Seller Provided
223	Sub Servicer Fee Rate	None - Mortgage Loan Seller Provided
224	Pari Passu Primary Servicer (Deal Name)	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
225	Pari Passu Primary Servicing Fee	None - Mortgage Loan Seller Provided
226	Master Servicer Fee	None - Mortgage Loan Seller Provided
227	Primary Servicer Fee	None - Mortgage Loan Seller Provided
228	Trustee/Administrator Fee	None - Mortgage Loan Seller Provided
229	Operating Advisor Fee	None - Mortgage Loan Seller Provided
230	CREFC Fee	None - Mortgage Loan Seller Provided
231	Report Period Beginning Schedule Loan Balance Amount	Calculation –see procedure below
232	Report Period Ending Schedule Loan Balance Amount	Calculation –see procedure below
233	Reporting Period Scheduled Interest Amount	Calculation –see procedure below
234	Reporting Period Scheduled Principal Amount	Calculation –see procedure below
235	Loan Structure Code	Loan Agreement/Edgar ABS XML Technical Specification

Calculation Procedures

With respect to Characteristic 18, we recomputed the Cut-off Balance per Unit by dividing the (i) Cut-off Balance by (ii) Units/Rentable Square Ft. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Cut-off Balance Per Unit for each of the related mortgaged properties to the Cut-off Balance Per Unit of such Mortgage Loan. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with sum of the (1) Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance.

With respect to Characteristic 21, we recomputed the Cut-off Balance, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Calculation (30/360 / Actual/360), Interest Rate, Original Interest Only Period (Months), Monthly Debt Service Payment (After IO), Original Balance and the Cut-off Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we recomputed the Cut-off Balance for each of the related mortgaged properties as the product of (i) the Cut-off Balance of the related Mortgage Loan (as derived herein) and (ii) a fraction with the (1) numerator equal to the Original Balance of such mortgage property and (2) denominator equal to the Original Balance of the related Mortgage Loan. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 22, we recomputed the % of Total Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) the aggregate Cut-off Balance of all of the Mortgage Loans.

With respect to Characteristic 23, we compared the Loan Level Roll Cut-off Balance to the Cut-off Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the aggregated Loan Level Roll Cut-off Balance for each of the related mortgaged properties to the Cut-off Balance of such Mortgage Loan.

With respect to Characteristic 24, we recomputed the LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraisal Value. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (1) Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance.

Appendix A

With respect to Characteristic 25, we recomputed the Maturity Balance, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Calculation (30/360 / Actual/360), Interest Rate, Original Interest Only Period (Months), Monthly Debt Service Payment (After IO), Original Balance and the Maturity/ARD Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we recomputed the Maturity Balance for each of the related mortgaged properties as the product of (i) the Maturity Balance of the related Mortgage Loan (as derived herein) and (ii) a fraction with the (1) numerator equal to the Original Balance of such mortgage property and (2) denominator equal to the Original Balance of the related Mortgage Loan. At the request of representatives of the respective Mortgage Loan Sellers, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 26, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraisal Value. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Maturity Balance and (2) Non-Trust Pari Passu Balloon Balance.

With respect to Characteristic 27, we recomputed the U/W NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance.

With respect to Characteristic 28, we recomputed the U/W NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance.

With respect to Characteristic 29, we recomputed the NOI Debt Yield at Maturity by dividing the (i) UW NOI by (ii) Maturity Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Maturity Balance and (2) Non-Trust Pari Passu Balloon Balance.

With respect to Characteristic 30, we recomputed the NCF Debt Yield at Maturity by dividing the (i) UW NCF by (ii) Maturity Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Maturity Balance and (2) Non-Trust Pari Passu Balloon Balance.

With respect to Characteristic 37, we recomputed the “As is” Cut-off Date LTV by dividing the (i) Cut-off Balance by (ii) “As is” Appraisal Value. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (1) Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance.

With respect to Characteristic 48, we (i) recomputed the Monthly Debt Service Payment (Initial) as one twelfth of the product of (1) Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only,” “Interest Only, ARD” or “Interest Only, then Amortizing,” and (ii) compared the Monthly Debt Service Payment (Initial) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.”

Appendix A

With respect to Characteristic 49, we (i) recomputed the Monthly Debt Service Payment (After IO) as one twelfth of the product of (1) Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, ARD,” and (ii) compared the Monthly Debt Service Payment (After IO) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Interest Only, then Amortizing” or “Amortizing Balloon.”

With respect to Characteristic 53, we recomputed the Original Amort. Term (Months) using the Interest Rate, Original Balance, Monthly Debt Service Payment (After IO) and a 30/360 interest calculation. This procedure was not performed for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, ARD.”

With respect to Characteristic 54, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 56, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 57, we recomputed the Remaining Term to Amortization (Months) by subtracting the Seasoning as of Cut-off Date (Months) from the Original Amort. Term (Months). With respect to those Mortgage Loans with an Amortization Type of “Interest Only, then Amortizing,” for purposes of the procedure indicated herein, the Seasoning as of Cut-off Date (Months) is reduced by (but to a result not less than zero) the Original Interest Only Period. This procedure was not performed for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, ARD.”

With respect to Characteristic 58, we recomputed the Remaining Term to Maturity (Months) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 59, we recomputed the Rem IO Period by subtracting the Seasoning as of Cut-off Date (Months) from the Original Interest Only Period (Months). This procedure was not performed for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.”

With respect to Characteristic 80, we recomputed the Non-Trust Pari Passu Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Calculation (30/360 / Actual/360), (iii) Interest Rate, (iv) Original Interest Only Period (Months), (v) Non-Trust Pari Passu Monthly Debt Service Payment (After IO), (vi) Non-Trust Pari Passu Original Balance and (vii) Cut-off Date. At the request of representatives of the respective Mortgage Loan Seller, Non-Trust Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 81, we recomputed the Non-Trust Pari Passu Balloon Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Calculation (30/360 / Actual/360), (iii) Interest Rate, (iv) Original Interest Only Period (Months), (v) Non-Trust Pari Passu Monthly Debt Service Payment (After IO), (vi) Non-Trust Pari Passu Original Balance and (vii) Maturity/ARD Date. At the request of representatives of the respective Mortgage Loan Seller, Non-Trust Pari Passu Balloon Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

Appendix A

With respect to Characteristic 82, we (i) recomputed the Non-Trust Pari Passu Monthly Debt Service Payment (Initial) as one twelfth of the product of (1) Non-Trust Pari Passu Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, ARD” or “Interest Only, then Amortizing,” and (ii) compared the Non-Trust Pari Passu Monthly Debt Service Payment (Initial) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.” This procedure was only performed for those Mortgage Loans with a Non-Trust Pari Passu Original Balance greater than $0.

With respect to Characteristic 83, we (i) recomputed the Non-Trust Pari Passu Monthly Debt Service Payment (After IO) as one twelfth of the product of (1) Non-Trust Pari Passu Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, ARD,” and (ii) compared the Non-Trust Pari Passu Monthly Debt Service Payment (After IO) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Interest Only, then Amortizing” or “Amortizing Balloon.” This procedure was only performed for those Mortgage Loans with a Non-Trust Pari Passu Original Balance greater than $0.

With respect to Characteristic 87, we recomputed the Total Debt Cut-off Balance per Unit by dividing the (i) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Sub Debt Amount by (ii) Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 88, we recomputed the Total Debt Balance per Unit at Maturity by dividing the (i) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Sub Debt Amount by (ii) Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 89, we recomputed the Total Debt LTV at Cut-off by dividing the (i) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Sub Debt Amount by (ii) Appraisal Value. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 90, we recomputed the Total Debt LTV at Maturity by dividing the (i) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Sub Debt Amount by (ii) Appraisal Value. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 91, we recomputed the Total Debt U/W NOI Debt Yield by dividing the (i) UW NOI by (ii) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Sub Debt Amount. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 92, we recomputed the Total Debt U/W NCF Debt Yield by dividing the (i) UW NCF by (ii) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Sub Debt Amount. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 93, we recomputed the Total Debt NOI Debt Yield at Maturity by dividing the (i) UW NOI by (ii) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Sub Debt Amount. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

Appendix A

With respect to Characteristic 94, we recomputed the Total Debt NCF Debt Yield at Maturity by dividing the (i) UW NCF by (ii) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Sub Debt Amount. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 95, we recomputed the Total Debt UW NOI DSCR (After IO Period) by dividing the (i) UW NOI by (ii) sum of the (1) annualized Monthly Debt Service Payment (After IO), (2) annualized Non-Trust Pari Passu Monthly Debt Service Payment (After IO), if any and (3) product of the (a) Existing Additional Sub Debt Amount, (b) existing additional sub debt interest rate (as set forth on the Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement) and (c) fraction equal to 365/360. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 96, we recomputed the Total Debt UW NCF DSCR (After IO Period) by dividing the (i) UW NCF by (ii) sum of the (1) annualized Monthly Debt Service Payment (After IO), (2) annualized Non-Trust Pari Passu Monthly Debt Service Payment (After IO), if any and (3) product of the (a) Existing Additional Sub Debt Amount, (b) existing additional sub debt interest rate (as set forth on the Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement) and (c) fraction equal to 365/360. This procedure was not performed for those Mortgage Loans with an Existing Additional Sub Debt (Yes/No) of “No.”

With respect to Characteristic 113, we recomputed the Major % of Sq. Ft. # 1 by dividing the Major Tenant Sq. Ft. # 1 by Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 1 of “NAP.”

With respect to Characteristic 117, we recomputed the Major % of Sq. Ft. # 2 by dividing the Major Tenant Sq. Ft. # 2 by Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 2 of “NAP.”

With respect to Characteristic 121, we recomputed the Major % of Sq. Ft. # 3 by dividing the Major Tenant Sq. Ft. # 3 by Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 3 of “NAP.”

With respect to Characteristic 125, we recomputed the Major % of Sq. Ft. # 4 by dividing the Major Tenant Sq. Ft. # 4 by Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 4 of “NAP.”

With respect to Characteristic 129, we recomputed the Major % of Sq. Ft. # 5 by dividing the Major Tenant Sq. Ft. # 5 by Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 5 of “NAP.”

With respect to Characteristic 149, we recomputed the UW NCF DSCR (Current) by dividing the (i) UW NCF by (ii) annualized Monthly Debt Service Payment (Initial).

With respect to Characteristic 150, we recomputed the UW NCF DSCR (After IO Period) by dividing the (i) UW NCF by (ii) annualized Monthly Debt Service Payment (After IO).

With respect to Characteristic 151, we recomputed the UW NOI DSCR (Current) by dividing the (i) UW NOI by (ii) annualized Monthly Debt Service Payment (Initial).

With respect to Characteristic 152, we recomputed the UW NOI DSCR (After IO Period) by dividing the (i) UW NOI by (ii) annualized Monthly Debt Service Payment (After IO).

Appendix A

With respect to Characteristic 219, we recomputed the Total Administrative Fee as the sum of the Master Servicer Fee, Primary Servicer Fee, Trustee/Administrator Fee, Operating Adviser Fee and CREFC Fee.

With respect to Characteristic 231, we recomputed the Report Period Beginning Schedule Loan Balance Amount, assuming, at your request, no prepayment of principal, using the First Payment Date, Calculation (30/360 / Actual/360), Interest Rate, Original Interest Only Period (Months), Monthly Debt Service Payment (After IO), Original Balance and the payment due date occurring one month prior to the Cut-off Date. With respect to those Mortgage Loans with a First Payment Date occurring on or after the Cut-off Date, we were instructed by representatives of the Company to compare the Report Period Beginning Schedule Loan Balance Amount to the Original Balance. At the request of representatives of the respective Mortgage Loan Sellers, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 232, we compared the Report Period Ending Schedule Loan Balance Amount to the Cut-Off Balance.

With respect to Characteristic 233, we recomputed the Reporting Period Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Interest Rate, (iii) the number of calendar days from and inclusive of the payment due date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (iv) a fraction equal to 1/360. With respect to those Mortgage Loans with a First Payment Date occurring after the Cut-off Date, we were instructed by representatives of the Company to replace the results of this procedure with “$0”.

With respect to Characteristic 234, we recomputed the Reporting Period Scheduled Principal Amount by subtracting the Reporting Period Scheduled Interest Amount from the Monthly Debt Service Payment (After IO). This procedure was only performed for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.” With respect to those Mortgage Loans with a First Payment Date occurring after the Cut-off Date, we were instructed by representatives of the Company to replace the results of this procedure with “$0”.

Appendix B

Missing Source Documents

Property Name	Missing Source Documents
1001 North Shoreline Boulevard	Note Splitter, Amended B-Note